Fair Value Measurement	12 Months Ended
Dec. 31, 2014
Fair Value Measurement

17. FAIR VALUE MEASUREMENT

The following section describes the valuation methodologies the Company uses to measure assets and liabilities at fair value.

The Company uses quoted prices in active markets for identical assets to determine fair value where applicable. This pricing methodology applies to Level 1 investments such as bond funds. For the years ended December 31, 2013 and 2014, none of the Company’s assets measured on a recurring basis was determined by using significant unobservable inputs.

The following table presents our assets measured at fair value on a recurring basis as of December 31, 2013 and 2014:

December 31, 2013

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — trading bond funds	742	—	—	742

December 31, 2014

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — trading bond funds	703	—	—	703

Those assets required to be measured at fair value on a nonrecurring basis and the associated losses were nil during the years ended December 31, 2012, 2013 and 2014 and please refer to Note 2, “Summary of Significant Accounting Policy” and Note 10, “Goodwill and Acquired Intangible Assets” for the significant assumption were used.

The Company reviews the carrying values of financial assets carried at cost when impairment indicators are present. The fair values of assets without quoted market price are determined based on management judgment with the best available information. The impairment charge was determined based on the difference between the Company’s carrying value and the proportionate ownership of the investee’s net assets at year end.